Shareholders' Equity - Stock option activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding at end of the period	123,449,035
Number of shares, Exercisable options at end of the period	87,586,535
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding at beginning of the period	112,649,035
Number of shares, Granted	10,800,000
Number of shares, Options Outstanding at end of the period	123,449,035	112,649,035
Number of shares, Exercisable options at end of the period	87,586,535
Weighted average exercise price, Outstanding at beginning of the period	$ 0.09
Weighted average exercise price, Granted	0.02
Weighted average exercise price, Outstanding at end of the period	0.08	$ 0.09
Options exercisable at end of the period, Weighted average exercise price	0.11
Weighted average grant date fair value, Granted	$ 0.02
Weighted average remaining contractual term, Options outstanding during the period (in years)	6 years 10 months 24 days	7 years 1 month 6 days
Weighted average remaining contractual term, Granted during the period (in years)	10 years
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	6 years 3 months 18 days
Aggregate intrinsic value, Options outstanding at beginning of the period	$ 9,550
Aggregate intrinsic value, Options outstanding at end of the period	$ 4,000	$ 9,550